FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Jun. 30, 2018
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

21.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

(a)	Overview

The Group's principal financial instruments comprise receivables, payables, security deposits, cash and short-term deposits. The main risks arising from the Group's financial instruments are credit risk, liquidity risk, interest rate risk, commodity price risk and foreign currency risk.

This note presents information about the Group's exposure to each of the above risks, its objectives, policies and processes for measuring and managing risk, and the management of capital. Other than as disclosed, there have been no significant changes since the previous financial year to the exposure or management of these risks.

The Group manages its exposure to key financial risks in accordance with the Group's financial risk management policy. Key risks are monitored and reviewed as circumstances change and policies are revised as required. The overall objective of the Group's financial risk management policy is to support the delivery of the Group's financial targets whilst protecting future financial security.

Given the nature and size of the business and uncertainty as to the timing and amount of cash inflows and outflows, the Group does not enter into derivative transactions to mitigate the financial risks. In addition, the Group's policy is that no trading in financial instruments shall be undertaken for the purposes of making speculative gains. As the Group's operations change, the Directors will review this policy periodically going forward.

The Board of Directors has overall responsibility for the establishment and oversight of the risk management framework. The Board reviews and agrees policies for managing the Group's financial risks as summarised below.

(b)	Credit Risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. This arises principally from cash and cash equivalents, security deposits and trade and other receivables.

There are no significant concentrations of credit risk within the Group. The carrying amount of the Group's financial assets represents the maximum credit risk exposure, as represented below:

	2018 US$000	2017 US$000
Cash and cash equivalents	22,623	34,802
Trade and other receivables	78	265
Other non-current financial assets	1,102	446
	23,803	35,513

With respect to credit risk arising from cash and cash equivalents, the Group's exposure to credit risk arises from default of the counter party, with a maximum exposure equal to the carrying amount of these instruments. Where possible, the Group invests its cash and cash equivalents with banks that are rated the equivalent of investment grade and above. The Group’s exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties.

As at June 30, 2018, the Group’s only income was interest income, and accordingly the Group does not have significant exposure to bad or doubtful debts.

However, the Group has entered into two fixed-price coal sales contracts with LG&E/KU and OVEC-IKEC. It is expected that the Group will start receiving revenues from these customers during the 2019 financial year.

Trade and other receivables comprise trade receivables, interest accrued and GST refunds due. Where possible the Group trades only with recognised, creditworthy third parties. It is the Group’s policy that, where possible, customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis with the result that the Group’s exposure to bad debts is not significant. At June 30, 2018, none (2017: Nil) of the Group’s receivables are past due.

(c)	Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Board's approach to managing liquidity is to ensure, as far as possible, that the Group will always have sufficient liquidity to meet its liabilities when due.

At reporting date, the Group had sufficient liquid assets to meet its financial obligations.

The contractual maturities of financial liabilities, including estimated interest payments, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤6 Months US$000	6-12 Months US$000	1-5 Years US$000	≥5 Years US$000	Total US$000
2018 Group
Financial Liabilities
Trade and other payables	9,892	-	-	-	9,892
Other current financial liabilities	-	-	-	-	-
	9,892	-	-	-	9,892
2017 Group
Financial Liabilities
Trade and other payables	837	-	-	-	837
Other current financial liabilities	3,750	-	-	-	3,750
	4,587	-	-	-	4,587

(d)	Interest Rate Risk

The Group's exposure to the risk of changes in market interest rates relates primarily to the cash and short-term deposits with a floating interest rate. These financial assets with variable rates expose the Group to cash flow interest rate risk. All other financial assets and liabilities, in the form of receivables and payables are non-interest bearing.

At the reporting date, the interest rate profile of the Group's interest-bearing financial instruments was:

	2018 US$000	2017 US$000

Interest-bearing financial instruments
Cash at bank and on hand	22,623	34,802
	22,623	34,802

The Group's cash at bank and on hand and short-term deposits had a weighted average floating interest rate at year end of 1.60% (2017: 1.21%).

The Group currently does not engage in any hedging or derivative transactions to manage interest rate risk.

Interest rate sensitivity

A sensitivity of 1% (100 basis points) has been selected as this is considered reasonable given the current level of both short term and long-term interest rates. A 1% (100 basis points) movement in interest rates at the reporting date would have increased/(decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The analysis is performed on the same basis for 2017.

	Profit or loss
	+ 100 basis points	- 100 basis points
2018
Group
Cash and cash equivalents	187	(187)
2017
Group
Cash and cash equivalents	348	(345)

(e)	Commodity Price Risk

Although we are currently engaged in only exploration and development activities, we are exposed to commodity price risk because commodity prices affect the economic feasibility of mining on our properties and the value of such properties. Commodity prices can be volatile and are influenced by factors beyond our control. In addition, we expect to start selling our coal product during fiscal 2019. We have entered into two long-term, fixed-price coal supply agreements with major regulated utilities having coal fired power plants on the Ohio River Market. We expect that sales under the agreements will represent approximately 51% of the first five years of production. We believe the “fixed price, fix tons” nature of these agreements will reduce the volatility of our future revenues. We currently do not enter into hedging or derivative transactions to manage commodity price risk.

(f)	Fair Value

At June 30, 2018 and 2017 the Group has no material financial assets and liabilities that are measured at fair value on a recurring basis.

All financial assets and financial liabilities of the Group at the reporting date are recorded at amounts approximating their carrying amount due to their short-term nature. No financial instruments are subsequently carried at fair value.

(g)	Capital Management

The Group defines its Capital as total equity of the Group, being US$77.1 million for the year ended June 30, 2018 (2017: US$60.6 million). The Group manages its capital to ensure that entities in the Group will be able to continue as a going concern while financing the development of its projects through primarily equity based financing. The Board's policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Given the stage of development of the Group, the Board's objective is to minimise debt and to raise funds as required through the issue of new shares.

At June 30, 2018 or 2017, the Group was not subject to externally imposed capital requirements.

However, during fiscal 2018, the Company executed formal documentation with Macquarie Bank Limited to provide a US$21.7 million secured Project Loan Facility. Subsequent to the end of the year, the Company reached financial close for the PLF and drew down the first US$15 million tranche of the PLF, having satisfied all conditions precedent under the Facility Agreement (“Facility”) to achieve financial close and drawdown the first tranche of the PLF. The second US$6.7 million tranche is not currently required and will not be drawn before the March 2019 quarter.

The proposed terms of the Project Loan Facility include a floating interest rate comprising the 3-month LIBOR plus a margin of 10.5% per annum during the construction phase, falling to a 9.5% margin for the remainder of the loan, as well as customary guarantees and security agreements.

(h)	Foreign Currency Risk

Foreign currency risk is the risk that the fair value of future cash outflows of an exposure will fluctuate because of changes in foreign currency exchange rates.

It is the Group’s policy not to enter into any hedging or derivative transactions to manage foreign currency risk.

At June 30, 2018, the majority of the Group’s cash reserves were denominated in US$, being US$20.5 million.

At the reporting date, the Group’s exposure to financial instruments denominated in foreign currencies was:

Exposure to A$	2018 A$ exposure US$000	2017 A$ exposure US$000
Financial assets
Cash and cash equivalents	2,072	1,713
Other current financial assets	42	201
Financial liabilities
Trade and other payables	(479)	(245)
Net exposure	1,635	1,669
Foreign exchange rate sensitivity

At the reporting date, had the A$ appreciated or depreciated against the US$, as illustrated in the table below, profit and loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss		Other Comprehensive Income
	10% Increase	10% Decrease	10% Increase	10% Decrease
2018
Group	163	(163)	163	(163)
2017
Group	167	(167)	167	(167)